SCHEDULE II - Condensed Financial Information Of Registrant Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Taxes [Line Items]
Benefit for income taxes	$ 44.7
Lower Limit | ARX and subsidiaries
Income Taxes [Line Items]
Noncontrolling interest, ownership percentage (less than)		80.00%